Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and Liabilities Eliminated upon Consolidation [Abstract]
Beginning balance, Foreign currency items	$ 2,223	$ 3,917	$ 178
Current-period change, Foreign currency items	(815)	(1,694)	3,739
Ending balance, Foreign currency items	1,408	2,223	3,917
Beginning balance, Defined benefit pension plans	(1,070)	(1,322)	(718)
Current-period change, Defined benefit pension plans	0	252	(604)
Ending balance, Defined benefit pension plans	(1,070)	(1,070)	(1,322)
Beginning balance, Accumulated other comprehensive income (loss)	1,153	2,595	(540)
Current-period change, Accumulated other comprehensive income (loss)	(815)	(1,442)	3,135
Ending balance, Accumulated other comprehensive income (loss)	$ 338	$ 1,153	$ 2,595